Note 8 - Leases (Details Textual)	12 Months Ended
	Oct. 31, 2023 USD ($) ft²	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Operating Lease, Expense	$ 430,765	$ 413,333	$ 407,235
Operating Lease, Weighted Average Remaining Lease Term (Month)	21 months
Operating Lease, Weighted Average Discount Rate, Percent	7.30%
Operating Lease, Payments	$ 439,016	432,485
Finance Lease, Interest Expense	7,144	8,798
Finance Lease, Right-of-Use Asset, Amortization	$ 29,497	29,497
Lessee, Finance Lease, Remaining Lease Term (Month)	34 months
Lessee, Finance Lease, Discount Rate	4.75%
Finance Lease, Principal Payments	$ 35,724	34,069	$ 5,777
Other Assets [Member]
Operating Lease, Right-of-Use Asset	596,578	662,328
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	141,342	170,839
Accounts Payable and Accrued Liabilities [Member]
Operating Lease, Liability, Current	414,159	355,183
Other Noncurrent Liabilities [Member]
Operating Lease, Liability, Noncurrent	227,925	374,570
Finance Lease, Liability, Noncurrent	93,451	130,911
Accounts Payable and Accrued Liabilities, Current [Member]
Finance Lease, Liability, Current	$ 37,459	$ 35,724
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²	34,000
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property (Square Foot) | ft²	36,000
Lessee, Operating Lease, Term of Contract	3 years
Operating Lease For Office Equipment [Member]
Lessee, Operating Lease, Term of Contract	60 months